Leases - Additional Information (Detail) $ in Millions	6 Months Ended
Mar. 31, 2020 USD ($)
Leases [Line Items]
Lessee operating lease Option to Extend	Some of which include options to extend the leases for up to 10 years
Lessee operating lease terminate	Some of which include options to terminate the leases within 1 year
Aggregate lease liability	$ 139
Minimum
Leases [Line Items]
Lessee operating lease term	1 year
Maximum
Leases [Line Items]
Lessee operating lease term	11 years